Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Advances received on contracts in progress, between 1 and 5 years	$ 451	$ 503
Derivatives	0	2,987
Total non-current other payables	451	3,490
Trade payables	40,786	26,012
Accrued expenses	61,086	38,020
Accrued payroll	2,074	2,160
Dividends payable	544	555
Accrued interest	7,009	6,570
Deferred income	7,418	7,545
Other payables	1,513	3,050
Total current trade and other payables	$ 120,430	$ 83,912